Vessels, net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessels (Abstract)
Vessels carrying amount as at beginning of period	$ 1,073,986	$ 707,339
Acquisitions and improvements	133,105	403,861
Depreciation	(48,235)	(37,214)	(31,464)
Disposals	(156,128)
Impairment of vessels	(43,178)	0	0
Vessels carrying amount as at end of period	$ 959,550	$ 1,073,986	$ 707,339